UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6872
(Registrant's telephone number, including area code)

Date of fiscal year end: October 31, 2018

Date of reporting period: April 30, 2018

Item 1. Reports to Stockholders.

Edgar Lomax Value Fund

Semi-Annual Report

For the period ended
April 30, 2018

EDGAR LOMAX VALUE FUND

Semi-Annual Report
April 30, 2018
Dear Fellow Shareholder:

As we cross the mid-point of the Fund’s fiscal year, we are pleased to report that our stock holdings solidly outperformed their comparative “value” benchmark during the 6-month period ended April 30, 2018.  Moreover, the Fund did well despite a volatile stock market environment that, as described below, decidedly favored “growth” (primarily “tech”) stocks over the blue-chip brand of stocks for which we have become known.

Let’s get right to the details.  During the semi-annual period ended this past April 30, the market’s extended “growth” orientation discussed in our annual report this past October 31, grew considerably.  Growth’s dominance over “value” stocks is clearly shown by the performance of the two widely-followed style sub-indexes of the S&P 500 Index.  Specifically, the S&P 500 Growth Index rose 5.69% during the half year while the S&P 500 Value Index rose just 1.87% (and the S&P 500 fell between them, with a return of 3.82%).  In this environment, your Lomax Fund’s “large-cap value” portfolio grew 3.66%.  Following is a summary of average annual total returns through April 30, 2018:

		S&P 500		Lipper Large-Cap
	Fund	Value Index	S&P 500 Index	Value Funds Index
1-year	12.59%	8.31%	13.27%	9.84%
5-year	11.33%	10.59%	12.96%	10.76%
10-year	7.80%	7.08%	9.02%	7.22%

Please note that the Fund outpaced the S&P 500 Value Index, as well as the Lipper style index, over all three periods.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (866) 205-0524 or visiting www.edgarlomax.com. Before deducting fees that the Advisor contractually waived or expenses of the Fund that the Advisor absorbed, the gross expense ratio is 1.02%*; however, after such waivers or absorptions, the Fund’s maximum net expense ratio is 0.70%. Including the voluntary performance-based waiver arrangement, actual Total Annual Fund Operating Expenses (the net expenses that investors paid) were 0.50% for the fiscal year ended October 31, 2017.

The dominant theme for many investors during the half-year period was an eagerness to own (at almost any cost) the headline-grabbing “growth” stocks such as Amazon and Netflix, or those related to cryptocurrencies and artificial intelligence.  Many of their valuations appear excessive, and some are extreme to the point of offering investors little, if any, margin of safety.  Amazon and Netflix, for example, have respective price-to-earnings ratios (or “P/Es”) of 213 and 243, versus an S&P 500 P/E of 25.  Even where the investees are apparently high-quality companies, investing in such expensive stocks can be likened to a high stakes game of musical chairs; the music will end at some point, and we are convinced that many will be left without seats.
__________________

*
Figures are from the Fund’s prospectus dated February 28, 2018.  The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement do not exceed 0.70% (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) through at least February 27, 2019.  In addition, the Advisor has voluntarily agreed to waive a portion of its investment advisory fee contingent upon the Fund’s performance versus the S&P 500 Value Index.  While the Advisor may discontinue its voluntary waiver any time after February 27, 2019, it has no current intention of doing so.

Though the stock market appeared to be entering a significant declining phase (or “correction”) in February and March 2018, it has since recovered a bit, and higher risk stocks have resumed their dominance.  It is noteworthy, however, that market participants have begun to show more concern regarding varying economic events (such as the current international trade tensions), as well as that corporate profit growth may slow in the face of a “hawkish” Federal Reserve that is intent on a series of interest rate hikes.  In this environment, lower-quality stocks—including those with high P/Es—will remain, in our judgement, vulnerable to future adverse economic events.  Investing has always been a long-term endeavor, so we will continue to buy financially-strong, dividend-paying companies with long histories of profitability, knowing that the market should ultimately reward a portfolio containing these high-quality holdings.

Before discussing some of our specific holdings and how they performed in the fiscal year’s first six months, please note that the entire list of Fund investments is included in this report in a section entitled “Schedule of Investments.”  Of the three economic sectors where the Fund is most heavily weighted—Consumer Staples (18.9% of assets), Financials (13.0%) and Information Technology (12.2%)—the latter two recorded strong gains during the semi-annual period while Consumer Staples fell back a bit.  The market value of our financial holdings rose about 5.4% due to solid returns from two of our perennial favorites:  Allstate rose 5.1% and JPMorgan Chase gained 9.3%.  They share a number of positive attributes including apparently stable and conservative leadership, strong balance sheets, and relatively consistent profits.  In fact, we believe their current respective P/Es of just 10 and 16 may give us the dual advantage of some protection in a down market as well as room for further appreciation.

We also found “value” stocks in the “tech” arena, and they performed splendidly.  Cisco and Intel are the two largest positions in the group, rising 31.7% and 14.9%, respectively, and accounting for the bulk of the sector’s overall rise of just over 15%.  These two stocks have surely benefitted from investor excitement about all things related to technology but, more importantly, from solid infrastructure spending on their products.  So far, they have shown the moxy to compete successfully with the many up-and-coming technology companies, and we believe their resultant profits and stock prices have room to rise further.

Finally, our Consumer Staples names fell almost 3% as a group.  Proctor & Gamble, which declined nearly 15.0%, exemplifies the sector’s recent struggles.  The fact is household products companies are quite numerous and are fighting for market share globally.  Proctor & Gamble, though, is a company with outstanding fundamentals, namely low levels of debt, a 3.7% dividend yield and a below-market P/E of 21.  Moreover, while it continues to generate solid earnings, it is actively narrowing its historically large product mix with the help of renowned turnaround expert, and new board member, Nelson Peltz.

Thank you, once again, for your confidence in our management of the Fund.  We remain committed to handling your hard-earned money as carefully as we do our own.

Cordially,

Randall R. Eley	Phillip A. Titzer
Chief Investment Officer	Portfolio Manager
____________________
Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk; principal loss is possible.  “Value” investing as a strategy may be out of favor in the market for an extended period.  Value stocks can perform differently from the market as a whole and from other types of stocks.

Investment performance reflects expense waivers in effect.  In the absence of such waivers, total return would be reduced.

The opinions expressed are those of The Edgar Lomax Company, the Fund’s investment advisor, are subject to change, and forecasts made cannot be guaranteed.  Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security.  Please see the Schedule of Investments in this report for current Fund holdings information.

The Price-to-Earnings (P/E) Ratio is calculated by dividing the current price of a stock by the company’s trailing 12 months’ earnings per share.

The Dividend Yield is calculated by dividing a company’s per-share projected annual dividend payment by the company’s stock price per share.

The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.  The S&P 500 Value Index is a capitalization-weighted index of stocks in the S&P 500® Index which exhibit strong value characteristics.  The S&P 500 Growth Index is a capitalization-weighted index of stocks in the S&P 500® Index which exhibit strong growth characteristics.  The Lipper Large-Cap Value Funds Index measures the performance of 30 of the largest funds in the large cap value category as tracked by Lipper, Inc.  You cannot invest directly in an index.

EDGAR LOMAX VALUE FUND

EXPENSE EXAMPLE at April 30, 2018 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. The Edgar Lomax Value Fund is a no-load mutual fund and has no shareholder transaction expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/17 – 4/30/18).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.70% per the operating expenses limitation agreement. In addition, the Advisor has voluntarily agreed to waive a portion of its advisory fee contingent upon the Fund’s performance versus the S&P 500® Value Index (see Note 4 of the Notes to Financial Statements). The amount of the voluntary waiver will depend upon the size of the Fund’s net assets as of the end of each month. If the Advisor waives advisory fees under this arrangement, it has also agreed to absorb all expenses, other than advisory fees. For the six months ended April 30, 2018, the Fund’s aggregate annual operating expenses were reduced to 0.70%. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in the first line of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transactional costs, such as sales charges (loads), redemption fees, or exchange fees.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	11/1/17	4/30/18	11/1/17 – 4/30/18
Actual	$1,000.00	$1,036.60	$3.53
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51

*
Expenses are equal to the Fund’s annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

EDGAR LOMAX VALUE FUND

INDUSTRY ALLOCATION OF PORTFOLIO ASSETS at April 30, 2018 (Unaudited)

Percentages represent market value as a percentage of total investments.

EDGAR LOMAX VALUE FUND

SCHEDULE OF INVESTMENTS at April 30, 2018 (Unaudited)

Shares	COMMON STOCKS - 98.07%	Value

	Beverage and Tobacco Product Manufacturing - 3.88%
3,850	Altria Group, Inc.	$216,024
57,500	Coca-Cola Co.	2,484,575
4,600	PepsiCo, Inc.	464,324
		3,164,923

	Broadcasting (Except Internet) - 0.96%
7,800	Walt Disney Co.	782,574

	Building Material and Garden Equipment - 1.33%
13,100	Lowe’s Cos., Inc.	1,079,833

	Chemical Manufacturing - 10.04%
12,500	AbbVie, Inc.	1,206,875
7,700	Gilead Sciences, Inc.	556,171
8,100	Johnson & Johnson	1,024,569
32,000	Merck & Co., Inc.	1,883,840
95,902	Pfizer, Inc.	3,510,972
		8,182,427

	Computer and Electronic Product Manufacturing - 11.75%
3,900	Apple, Inc.	644,514
100,800	Cisco Systems, Inc.	4,464,432
44,600	Intel Corp.	2,302,252
10,300	Medtronic plc (a)	825,339
8,600	QUALCOMM, Inc.	438,686
4,400	Raytheon Co.	901,736
		9,576,959

	Couriers and Messengers - 1.46%
2,700	FedEx Corp.	667,440
4,600	United Parcel Service, Inc. - Class B	522,100
		1,189,540

	Credit Intermediation and Related Activities - 6.27%
6,700	American Express Co.	661,625
41,400	Bank of America Corp.	1,238,688
15,500	Bank of New York Mellon Corp.	844,905

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

SCHEDULE OF INVESTMENTS at April 30, 2018 (Unaudited), continued

Shares	COMMON STOCKS - 98.07%	Value

	Credit Intermediation and Related Activities - 6.27%, continued
16,400	Citigroup, Inc.	$1,119,628
11,400	JPMorgan Chase & Co.	1,240,092
		5,104,938

	Electrical Equipment, Appliance, and
	Component Manufacturing - 0.64%
7,900	Emerson Electric Co.	524,639

	Food Manufacturing - 0.48%
7,000	Kraft Heinz Co.	394,660

	General Merchandise Stores - 8.98%
59,600	Target Corp.	4,326,960
33,800	Wal-Mart Stores, Inc.	2,989,948
		7,316,908

	Health and Personal Care Stores - 8.35%
53,700	CVS Health Corp.	3,749,871
46,000	Walgreens Boots Alliance, Inc.	3,056,700
		6,806,571

	Insurance Carriers and Related Activities - 5.23%
38,300	Allstate Corp.	3,746,506
10,800	MetLife, Inc.	514,836
		4,261,342

	Machinery Manufacturing - 1.78%
103,200	General Electric Co.	1,452,024

	Merchant Wholesalers, Durable Goods - 2.38%
13,400	Honeywell International, Inc.	1,938,712

	Merchant Wholesalers, Non-Durable Goods - 2.55%
28,700	Procter & Gamble Co.	2,076,158

	Oil and Gas Extraction - 0.70%
7,400	Occidental Petroleum Corp.	571,724

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

SCHEDULE OF INVESTMENTS at April 30, 2018 (Unaudited), continued

Shares	COMMON STOCKS - 98.07%	Value

	Petroleum and Coal Products Manufacturing - 6.25%
21,100	Chevron Corp.	$2,639,821
31,500	Exxon Mobil Corp.	2,449,125
		5,088,946

	Professional, Scientific, and Technical Services - 2.15%
4,800	Amgen, Inc.	837,504
6,300	International Business Machines Corp.	913,248
		1,750,752

	Publishing Industries (except Internet) - 1.83%
25,800	Oracle Corp.	1,178,286
8,500	Twenty-First Century Fox, Inc. - Class A	310,760
		1,489,046

	Rail Transportation - 1.02%
6,200	Union Pacific Corp.	828,506

	Real Estate - 0.61%
3,200	Simon Property Group, Inc.	500,288

	Securities, Commodity Contracts, and Other Financial
	Investments and Related Activities - 1.48%
23,300	Morgan Stanley	1,202,746

	Support Activities for Mining - 0.68%
8,100	Schlumberger, Ltd. (a)	555,336

	Telecommunications - 4.54%
14,100	AT&T, Inc.	461,070
65,600	Verizon Communications, Inc.	3,237,360
		3,698,430

	Transportation Equipment Manufacturing - 4.47%
43,900	Ford Motor Co.	493,436
4,100	General Dynamics Corp.	825,371
20,500	General Motors Co.	753,170
13,100	United Technologies Corp.	1,573,965
		3,645,942

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

SCHEDULE OF INVESTMENTS at April 30, 2018 (Unaudited), continued

Shares	COMMON STOCKS - 98.07%	Value

	Utilities - 8.26%
6,500	Duke Energy Corp.	$521,040
56,300	Exelon Corp.	2,233,984
30,300	Kinder Morgan, Inc.	479,346
13,200	NextEra Energy, Inc.	2,163,612
28,800	Southern Co.	1,328,256
		6,726,238
	TOTAL COMMON STOCKS (Cost $75,281,304)	79,910,162

	MONEY MARKET FUND - 1.89%
1,543,285	Invesco STIT-Treasury Portfolio - Institutional Class, 1.62% (b)	1,543,285
	TOTAL MONEY MARKET FUND (Cost $1,543,285)	1,543,285
	Total Investments in Securities
	(Cost $76,824,589) - 99.96%	81,453,447
	Other Assets in Excess of Liabilities - 0.04%	30,606
	TOTAL NET ASSETS - 100.00%	$81,484,053

(a)	U.S. traded security of a foreign issuer.
(b)	Rate shown is the 7-day annualized yield as of April 30, 2018.

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES at April 30, 2018 (Unaudited)

ASSETS
Investments in securities, at value (identified cost $76,824,589)	$81,453,447
Receivables
Fund shares sold	16,219
Dividends and interest	149,738
Prepaid expenses	15,468
Total assets	81,634,872

LIABILITIES
Payables
Fund shares redeemed	42,902
Administration fees	36,104
Transfer agent fees and expenses	22,850
Advisory fees	15,442
Audit fees	9,870
Fund accounting fees	8,951
Legal fees	6,566
Custody fees	3,646
Shareholder reporting	2,271
Chief Compliance Officer fee	2,213
Accrued other expenses	4
Total liabilities	150,819

NET ASSETS	$81,484,053

CALCULATION OF NET ASSET VALUE PER SHARE
Net assets applicable to shares outstanding	$81,484,053
Shares issued and outstanding
[unlimited number of shares (par value $0.01) authorized]	5,613,392
Net asset value, offering and redemption price per share	$14.52

COMPONENTS OF NET ASSETS
Paid-in capital	$66,175,885
Undistributed net investment income	621,926
Undistributed net realized gain on investments	10,057,384
Net unrealized appreciation on investments	4,628,858
Net assets	$81,484,053

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

STATEMENT OF OPERATIONS – For the six months ended April 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends	$1,144,832
Interest	7,413
Total investment income	1,152,245

EXPENSES
Advisory fees (Note 4)	227,527
Administration fees (Note 4)	74,450
Transfer agent fees and expenses (Note 4)	41,104
Fund accounting fees (Note 4)	18,036
Registration fees	11,699
Audit fees	9,871
Custody fees (Note 4)	8,556
Legal fees	6,478
Trustee fees and expenses	6,355
Chief Compliance Officer fee (Note 4)	4,463
Other expenses	2,677
Reports to shareholders	2,614
Insurance expense	1,374
Total expenses	415,204
Less: advisory fee waiver (Note 4)	(125,624)
Net expenses	289,580
Net investment income	862,665

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	10,118,730
Net change in unrealized appreciation on investments	(8,007,228)
Net realized and unrealized gain on investments	2,111,502
Net Increase in Net Assets Resulting from Operations	$2,974,167

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2018	Year Ended
	(Unaudited)	October 31, 2017
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$862,665	$2,001,399
Net realized gain on investments	10,118,730	5,091,142
Net change in unrealized appreciation on investments	(8,007,228)	7,959,532
Net increase in net assets resulting from operations	2,974,167	15,052,073

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,923,911)	(1,745,359)
From net realized gain on investments	(5,052,233)	(438,839)
Total distributions to shareholders	(6,976,144)	(2,184,198)

CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	3,612,993	(8,803,559)
Total increase/(decrease) in net assets	(388,984)	4,064,316

NET ASSETS
Beginning of period	81,873,037	77,808,721
End of period	$81,484,053	$81,873,037

Undistributed net investment income at end of period	$621,926	$1,683,172

(a)	A summary of share transactions is as follows:

	Six Months Ended
	April 30, 2018		Year Ended
	(Unaudited)		October 31, 2017
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	305,262	$4,578,068	535,041	$7,464,790
Shares issued on reinvestments of distributions	470,895	6,940,984	159,205	2,171,552
Shares redeemed	(530,175)	(7,906,059)	(1,313,692)	(18,439,901)
Net increase/(decrease)	245,982	$3,612,993	(619,446)	$(8,803,559)

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Six Months Ended
	April 30, 2018		Year Ended October 31,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$15.25		$13.00	$13.95	$15.83	$13.77	$11.27

Income from investment operations:
Net investment income	0.16		0.36	0.30	0.33	0.26	0.25
Net realized and unrealized
gain/(loss) on investments	0.41		2.25	0.60	(0.56)	2.15	2.49
Total from investment operations	0.57		2.61	0.90	(0.23)	2.41	2.74
Less distributions:
From net investment income	(0.36)		(0.29)	(0.35)	(0.26)	(0.25)	(0.24)
From net realized gain on investments	(0.94)		(0.07)	(1.50)	(1.39)	(0.10)	—
Total distributions	(1.30)		(0.36)	(1.85)	(1.65)	(0.35)	(0.24)

Net asset value, end of period	$14.52		$15.25	$13.00	$13.95	$15.83	$13.77
Total return	3.66	%‡	20.43%	7.70%	-1.40%	17.94%	24.83%

Ratios/supplemental data:
Net assets, end of period (thousands)	$81,484		$81,873	$77,809	$67,542	$63,035	$43,223

Ratio of expenses to average net assets:
Before fees waived and
expenses absorbed	1.00	%†	1.06%	1.27%	1.31%	1.33%	1.41%
After fees waived and
expenses absorbed	0.70	%†	0.50%	0.64%	0.63%	0.60%	0.76%

Ratio of net investment income
to average net assets:
Before fees waived and
expenses absorbed	1.78	%†	1.90%	1.73%	1.66%	1.28%	1.41%
After fees waived and
expenses absorbed	2.08	%†	2.46%	2.36%	2.34%	2.01%	2.06%

Portfolio turnover rate	40.79	%‡	37.01%	56.00%	48.69%	43.36%	32.36%

†	Annualized
‡	Not Annualized

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

The Edgar Lomax Value Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Fund’s investment objective is to seek long-term capital growth while providing some income.  The Fund began operations on December 12, 1997.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2015-2017, or expected to be taken in the Fund’s 2018 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a first-in, first-out basis.  Interest income is recorded on an accrual basis.  Dividend income, income and capital gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date.

Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Fund distributes substantially all net investment income, if any, and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2018 (Unaudited), continued

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of April 30, 2018, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2018 (Unaudited), continued

System shall be valued at the most recent sales price.  Investments in open-end funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$11,069,314	$—	$—	$11,069,314
Information	5,970,050	—	—	5,970,050
Manufacturing	32,030,520	—	—	32,030,520
Mining, Quarrying, and Oil and
Gas Extraction	1,127,060	—	—	1,127,060
Professional, Scientific, and
Technical Services	1,750,752	—	—	1,750,752
Retail Trade	15,203,312	—	—	15,203,312
Transportation and Warehousing	2,018,046	—	—	2,018,046
Utilities	6,726,238	—	—	6,726,238
Wholesale Trade	4,014,870	—	—	4,014,870
Total Common Stocks	79,910,162	—	—	79,910,162
Money Market Fund	1,543,285	—	—	1,543,285
Total Investments in Securities	$81,453,447	$—	$—	$81,453,447

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at April 30, 2018, the end of the reporting period. The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the six months ended April 30, 2018.

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2018 (Unaudited), continued

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended April 30, 2018, The Edgar Lomax Company (the “Advisor”) provided the Fund with investment management services under an investment advisory agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.55% based upon the average daily net assets of the Fund. Additionally, the Advisor has agreed to voluntarily waive a portion of its management fee and pay certain Fund expenses such that “Total Annual Fund Operating Expenses” will decline to 0.50% for underperformance versus the S&P 500 Value Index during either the 3-year or 5-year period. While this voluntary fee waiver can be discontinued at any time, the Advisor has no intention of doing so. For the six months ended April 30, 2018, the Fund incurred $227,527 in advisory fees, of which the Advisor voluntarily waived $0, resulting in net advisory fees of $227,527 before expense limitation waivers.

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) to 0.70% of average daily net assets. If the Advisor waives advisory fees under the arrangement described above, it has also agreed to absorb all expenses, other than advisory fees. For the six months ended April 30, 2018, the Fund’s aggregate annual operating expenses were reduced to 0.70%, including contractual expense limits and voluntary performance fee waivers. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in any subsequent month in the three year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund towards the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended April 30, 2018, excluding amounts voluntarily waived, the Advisor reduced its fees and absorbed Fund expenses in the amount of $125,624; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Expiration	Amount
10/31/2018	$238,323
10/31/2019	220,859
10/31/2020	257,469
11/1/2020 – 4/30/2021	125,624
$842,275

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an administration agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2018 (Unaudited), continued

custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund. U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

For the six months ended April 30, 2018, the Fund incurred the following expenses for administration, fund accounting, custody, transfer agency, and Chief Compliance Officer fees:

Administration	$74,450
Fund Accounting	18,036
Custody	8,556
Transfer Agency (a)	5,986
Chief Compliance Officer	4,463

(a) Does not include sub-ta fees and out-of-pocket expenses.

At April 30, 2018, the Fund had payables due to USBFS for administration, fund accounting, transfer agency, Chief Compliance Officer fees, and to U.S. Bank N.A for custody fees in the following amounts:

Administration	$36,104
Fund Accounting	8,951
Transfer Agency (a)	2,966
Chief Compliance Officer	2,213
Custody	3,646

(a) Does not include sub-ta fees and out-of-pocket expenses.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of USBFS.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  A Trustee of the Trust was previously considered an Interested Trustee and an affiliate of USBFS and U.S. Bank N.A.  Effective January 1, 2018, this same Trustee became an Independent Trustee.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2018, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $33,556,408 and $36,635,013, respectively.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended April 30, 2018 and the year ended October 31, 2017 was as follows:

	Six Months Ended	Year Ended
	April 30, 2018	October 31, 2017
Net investment income	$2,100,643	$1,745,359
Long-term capital gains	4,875,501	438,839

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2018 (Unaudited), continued

As of October 31, 2017, the Fund’s most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$69,219,804
Gross tax unrealized appreciation	14,707,034
Gross tax unrealized depreciation	(2,132,223)
Net tax unrealized appreciation (a)	12,574,811
Undistributed ordinary income	1,859,866
Undistributed long-term capital gain	4,875,468
Total distributable earnings	6,735,334
Total accumulated earnings/(losses)	$19,310,145

(a)	The difference between book-basis and tax-basis net unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

EDGAR LOMAX VALUE FUND

NOTICE TO SHAREHOLDERS at April 30, 2018 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-866-205-0524 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2017

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-205-0524.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available by calling 1-866-205-0524.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-205-0524 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

EDGAR LOMAX VALUE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on December 6-7, 2017, the Board (which is comprised of five persons, four of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and The Edgar Lomax Company (the “Advisor”) on behalf of the Edgar Lomax Value Fund (the “Fund”).  At this meeting, and at a prior meeting held on October 17-18, 2017, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Advisor’s overall services provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program and business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor to discuss the Fund’s performance and investment outlook as well as various marketing and compliance topics, including the Advisor’s risk management process.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.
THE FUND’S HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund as of June 30, 2017 on both an absolute basis and in comparison to its peer funds utilizing Lipper and Morningstar classifications and appropriate securities benchmarks.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  The Board also took into account that the Fund’s track record is measured as of a specific date, and that track records can vary as of different measurement dates. Therefore, in reviewing the Fund’s underperformance, the Trustees also considered the broader perspective of the Fund’s performance over varying time periods, the market conditions experienced during the periods under review, as well as the outlook for the Fund going forward in light of expected market conditions. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objective and strategies of the Fund, as well as its level of risk tolerance, may differ

EDGAR LOMAX VALUE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), continued

significantly from funds in the peer universe. The Trustees also discussed with the Advisor and considered that certain periods of underperformance may be transitory while other periods of underperformance may be reflective of broader issues that may warrant consideration of corrective action. The Board therefore took into account the Advisor’s views as to the reasons for the Fund’s relative performance against peers and benchmarks over various time periods and its future outlook for the Fund. In considering the Fund’s performance, the Trustees placed greater emphasis on performance against peers as opposed to the unmanaged benchmark indices.

The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was below its peer group median for the one-year and five-year periods and above its peer group median for the three-year and ten-year periods.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was below its peer group median for the one-year and five-year periods and above its peer group median for the three-year and ten-year periods.

The Board reviewed the performance of the Fund against broad-based securities market benchmarks.

The Board also considered any differences in performance between the Advisor’s separately managed accounts and the performance of the Fund.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total expenses of the Fund, the Board reviewed comparisons to the peer funds and the Advisor’s similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements for the Fund.  When reviewing fees charged to other separately managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

The Board noted that the Advisor had contractually agreed to limit the annual expense ratio for the Fund to no more than 0.70% (the “Expense Cap”).  Additionally, the Board noted that the Advisor had voluntarily agreed to waive a portion of its advisory fees in the event the Fund’s trailing three-year or five-year average annual total return was less than that of a specific index.  The Board noted that the Fund’s total expense ratio was below its peer group median and average both within the broader universe of peers and among a more narrow peer group adjusted to include only funds with similar asset sizes.  Additionally, the Board considered that the contractual advisory fee was below the peer group median and average, both within the broader universe of peers and among a more narrow peer group adjusted to include only funds with similar asset sizes. The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, in addition to the voluntary expense limitation which was in effect this year, the Advisor received almost no advisory fees from the Fund during the most recent fiscal period.

EDGAR LOMAX VALUE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), continued

The Board also considered the services the Advisor provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were in some cases higher than the fees charged to the Advisor’s similarly managed account clients due to the increased services provided to the Fund.

The Board determined that it would continue to monitor the appropriateness of the advisory fee for the Fund and concluded that, at this time, the fee to be paid to the Advisor was fair and reasonable.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders.  The Board further noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed the specified Expense Cap.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continue to increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund.  The Board considered the profitability to the Advisor from its relationship with the Fund and considered any additional benefits derived by the Advisor from its relationship with the Fund, such as “soft dollar” benefits that may be received in exchange for Fund brokerage.  The Board also considered that the Fund does not charge Rule 12b-1 fees.  The Board also reviewed information regarding fee offsets for separate accounts invested in the Fund and determined that the Advisor was not receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate resources and profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Fund, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Advisor, including the advisory fees, was fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Fund would be in the best interest of the Fund and its shareholders.

EDGAR LOMAX VALUE FUND

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Advisor
The Edgar Lomax Company
5971 Kingstowne Village Parkway, Suite 240
Alexandria, VA 22315
www.edgarlomax.com

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
1-866-205-0524

Independent Registered
Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY 10103

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.  To obtain a free prospectus please call 1-866-205-0524.
ED-SEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
  Douglas G. Hess, President/Chief Executive Officer/Principal Executive Officer

Date  6/25/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
  Douglas G. Hess, President/Chief Executive Officer/Principal Executive Officer

Date  6/25/18

By (Signature and Title)* /s/ Cheryl L. King
 Cheryl L. King, Treasurer/Principal Financial Officer

Date  6/25/18

* Print the name and title of each signing officer under his or her signature